DERIVATIVES, Designated Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Instrument $ / €	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ 4,824	$ 5,929
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 4,800	$ 2,700
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ 4,824
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Gain recognized in accumulated comprehensive loss	$ 4,204
Designated Derivatives [Member] | Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Nov. 26, 2025
Contracted fixed conversion rate to U.S. Dollar | $ / €	1.3068
Contracted USD to be received	$ 58,592
Gain recognized in accumulated comprehensive loss	4,204
Designated Derivatives [Member] | Cross Currency Swap Contract [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	4,805
Accrued rent	$ 19